Contractual Obligations (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2013 Integer
Contractual Obligations Details
Number of new vessels	79
2014	$ 572,355
2015	1,319,147
2016	808,386
Total	$ 2,699,888